Organization and principal activities - Income Statement and Cash flow information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Total revenue	¥ 153,488	$ 21,167	¥ 144,834
Net (loss) income	9,458	1,304	(196,845)
Net cash used in operating activities	(160,140)	(22,084)	(46,630)
Net cash (used in) provided by investing activities	46,849	6,461	(155,759)
Net cash used in financing activities	73,404	10,122	(49,510)
Net decrease in cash, cash equivalents and restricted cash	(38,228)	(5,272)	(242,298)
Cash, cash equivalents and restricted cash at the beginning of the period	182,745	25,202	516,238	¥ 516,238
Cash, cash equivalents and restricted cash at the end of the period	144,517	$ 19,930	273,940	182,745
VIE
Variable interest entity
Total revenue	152,241		142,071
Net (loss) income	18,275		(27,433)
Net cash used in operating activities	(15,592)		(19,483)
Net cash (used in) provided by investing activities	45,299		(10,048)
Net cash used in financing activities	(72,584)		(58,509)
Net decrease in cash, cash equivalents and restricted cash	(42,877)		(88,040)
Cash, cash equivalents and restricted cash at the beginning of the period	95,661		251,873	251,873
Cash, cash equivalents and restricted cash at the end of the period	¥ 52,784		¥ 163,833	¥ 95,661